OTHER COMPREHENSIVE INCOME - Changes in accumulated other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	¥ (28,485)	¥ 360,739	¥ 134,619
Other comprehensive income (loss) before reclassifications	(58,680)	(390,612)	225,041
Amounts reclassified from accumulated other comprehensive income (loss)	4,686	1,388	1,079
Total other comprehensive income (loss)	(53,994)	(389,224)	226,120
Balance at the end of the period	(82,479)	(28,485)	360,739
Foreign currency translation adjustments
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	(269,577)	180,367	42,237
Other comprehensive income (loss) before reclassifications	(51,994)	(449,944)	138,130
Total other comprehensive income (loss)	(51,994)	(449,944)	138,130
Balance at the end of the period	(321,571)	(269,577)	180,367
Unrealized holding gain on securities
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	264,368	186,153	96,460
Other comprehensive income (loss) before reclassifications	(17,453)	78,215	89,693
Amounts reclassified from accumulated other comprehensive income (loss)	1,694
Total other comprehensive income (loss)	(15,759)	78,215	89,693
Balance at the end of the period	248,609	264,368	186,153
Adjustments related to retirement and severance benefits
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	(23,276)	(5,781)	(4,078)
Other comprehensive income (loss) before reclassifications	10,767	(18,883)	(2,782)
Amounts reclassified from accumulated other comprehensive income (loss)	2,992	1,388	1,079
Total other comprehensive income (loss)	13,759	(17,495)	(1,703)
Balance at the end of the period	¥ (9,517)	¥ (23,276)	¥ (5,781)